Note 4 - Loss From Discontinued Operations (Details) - USD ($)	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues				$ 826,226										$ 553,302	$ 1,613,854	$ 3,370,181	$ 3,099,972	$ 1,540,700
Infrastructure and access				3,662,021										2,523,222	7,359,177
Depreciation and amortization				1,015,859										638,681	2,047,369	4,032,219	3,957,784	3,508,647
Network operations	9,364			195,640										192,947	391,034
Customer support services				106,134										69,804	188,446	710,368	683,208	784,780
Sales and marketing				43,299										246	86,911	145,954	229,013	301,578
General and administrative	58,212													105,545		2,008,211	568,985	668,626
Total operating expenses	67,576			5,022,953										3,530,445	10,072,937	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	(67,576)			(4,196,727)										(2,977,143)	(8,459,083)	(21,277,604)	(16,559,140)	(15,703,028)
Gain on sale of assets														1,177,742
Loss from discontinued operations	$ (67,576)	$ (8,864,588)	$ (3,953,933)	$ (4,196,727)	$ (4,262,356)	$ (4,239,629)	$ (4,178,301)	$ (4,152,202)	$ (3,989,008)	$ (4,242,750)	$ (3,719,725)	$ (3,902,278)	$ (3,838,275)	$ (1,799,401)	$ (8,459,083)	$ (21,277,604)	$ (16,559,140)	$ (15,703,028)